Summary of Significant Accounting Policies - Summary of quantitative information about financial instruments that have yet to transition to an alternative benchmark rate (Detail) ¥ in Billions	Sep. 30, 2021 JPY (¥)
USD LIBOR
Disclosure Of Significant Interest Rate Benchmarks To Which Entitys Hedging Relationships Are Exposed [Line Items]
Carrying amount of non-derivative financial assets	¥ 10,017
Carrying amount of non-derivative financial liabilities	1,123
Derivative notional amounts	160,048
JPY LIBOR
Disclosure Of Significant Interest Rate Benchmarks To Which Entitys Hedging Relationships Are Exposed [Line Items]
Carrying amount of non-derivative financial assets	1,960
Carrying amount of non-derivative financial liabilities	35
Derivative notional amounts	114,477
GBP LIBOR
Disclosure Of Significant Interest Rate Benchmarks To Which Entitys Hedging Relationships Are Exposed [Line Items]
Carrying amount of non-derivative financial assets	1,627
Derivative notional amounts	18,608
Others
Disclosure Of Significant Interest Rate Benchmarks To Which Entitys Hedging Relationships Are Exposed [Line Items]
Carrying amount of non-derivative financial assets	206
Derivative notional amounts	¥ 94